SHARE-BASED COMPENSATION (Details 3) (Stock options) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended	12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Non-employees JPY (¥)	Mar. 31, 2013 Non-employees JPY (¥)	Mar. 31, 2012 Non-employees	Mar. 31, 2014 4th, 5th , 6th and 7th series Stock Option Grants JPY (¥)	May 15, 2013 8th series Stock Option Grant USD ($)	Mar. 31, 2014 8th series Stock Option Grant JPY (¥)	Mar. 31, 2014 5th, 6th and 7th series Stock Option Grants JPY (¥)
SHARE-BASED COMPENSATION
Unrecognized compensation expense										¥ 67,264
Weighted-average period to recognize compensation expense										1 year 9 months 18 days
Weighted-average assumptions used in estimating the fair value of options granted
Expected life of stock option	4 years 3 months 18 days	4 years 3 months 18 days	4 years 6 months	5 years	6 years
Expected volatility (as a percent)	104.40%	112.00%	120.80%	106.90%	107.30%
Risk-free interest rate (as a percent)	0.30%	0.20%	0.50%	0.40%	0.20%
Expected dividend yield (as a percent)	1.20%	4.70%	1.90%	1.30%	4.70%
Weighted-average grant-date fair value per option
Weighted-average grant-date fair value per option to purchase one share (in Japanese yen/dollars per share)	¥ 258	¥ 379	¥ 161	¥ 270	¥ 277		¥ 258
Shares
Outstanding at the beginning of the period (in shares)							1,075,000
Granted (in shares)						0	300,000	88,000	88,000
Forfeited (in shares)							(51,000)
Outstanding at the end of the period (in shares)							1,324,000		88,000
Vested and expected to vest at the end of the period (in shares)							1,324,000		88,000
Exercisable at the end of the period (in shares)							200,000		88,000
Weighted-average exercise price
Outstanding at the beginning of the period (in Japanese yen/dollars per share)							¥ 272
Granted (in Japanese yen/dollars per share)							¥ 469.00	$ 5.03	¥ 518.00
Forfeited (in Japanese yen/dollars per share)							¥ 603
Outstanding at the end of the period (in Japanese yen/dollars per share)							¥ 304		¥ 518
Vested and expected to vest at the end of the period (in dollars per share)							¥ 304		¥ 518
Exercisable at the end of the period (in dollars per share)							¥ 40		¥ 518
Weighted-average remaining contractual term
Outstanding at the end of the period							3 years 6 months		4 years 1 month 6 days
Vested and expected to vest at the end of the period							3 years 6 months		4 years 1 month 6 days
Exercisable at the end of the period							2 years 2 months 12 days		4 years 1 month 6 days
Aggregate intrinsic value
Outstanding at the end of the period							149,360
Vested and expected to vest at the end of the period							149,360
Exercisable at the end of the period							¥ 60,800
Stock options excercised	0	0	0
Nonvested stock options
Nonvested at the beginning of the period (in shares)							1,075,000
Granted (in shares)						0	300,000	88,000	88,000
Vested (in shares)							(200,000)
Forfeited (in shares)							(51,000)
Nonvested at the end of the period (in shares)							1,124,000		88,000
Nonvested Stock Options Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the period (in Japanese yen per share)							¥ 166
Granted (in Japanese yen per share)	¥ 258	¥ 379	¥ 161	¥ 270	¥ 277		¥ 258
Vested (in Japanese yen per share)							¥ 20
Forfeited (in Japanese yen per share)							¥ 322
Nonvested at the end of the period (in Japanese yen per share)							¥ 209